SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Jan. 03, 2021 USD ($) shares	Dec. 29, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	114,000	106,000
Granted (in shares) | shares		18,000
Granted for dividends declared (in shares) | shares	1,000	1,000
Settled through the issuance of common shares (in shares) | shares	(72,000)	(11,000)
Number, outstanding, end of fiscal year (in shares) | shares	43,000	114,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 31.42	$ 30.82
Granted (in dollars per share) | $		31.51
Granted for dividends declared (in dollars per share) | $	12.58	34.14
Settled through the issuance of common shares (in dollars per share) | $	31.65	25.97
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 30.47	$ 31.42